Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related party transactions [abstract]
Maintenance income	$ (9)	$ (9)	$ (9)
Rental income	(15)	(2)	(8)
Platform development costs			$ 25